Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Cash flows from operating activities:
Net loss	$ (5,840,256)	$ (748,749)	$ (1,011,804)	$ (1,022,362)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for expected credit losses	225,554	28,917	558,069	212,718
Depreciation of property and equipment	30,285	3,883	31,055	21,601
Change in operating assets and liabilities:
Accounts receivable	928,910	119,091	302,688	(670,663)
Deposits, prepayments and other receivables	(18,198,185)	(2,333,100)	(36,085)	(83,925)
Accounts payable	(74,000)	(9,487)	(1,059,278)	546,749
Due to directors	(560,297)	(71,834)	1,705,845	155,204
Accrued liabilities and other payable	(701,134)	(89,890)	268,394	629,643
Contract liabilities	(863,421)	(110,695)	(212,273)	307,918
Net cash provided by (used in) operating activities	(25,052,544)	(3,211,864)	546,611	96,883
Cash flows from investing activity:
Purchase of property and equipment	(6,125)	(785)	(6,500)	(70,692)
Net cash used in investing activities	(6,125)	(785)	(6,500)	(70,692)
Cash flows from financing activities:
Proceeds from issuance of new shares	10,368	1,329	605,600
Proceeds from Initial Public Offering	76,438,222	9,799,772
Payment of deferred offering cost	(10,075,430)	(1,291,722)	(1,510,100)
Loan from related party	1,269,266	162,727	468,000
Net cash provided by (used in) financing activities	67,642,426	8,672,106	(436,500)
Effect of foreign exchange rate changes	(1,440)	(185)	6,013	(80)
Net change in cash and cash equivalent	42,582,317	5,459,272	109,624	26,111
BEGINNING OF PERIOD	530,206	67,975	420,582	394,471
END OF PERIOD	43,112,523	5,527,247	530,206	420,582
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes			2,509
Cash paid for interest
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Unpaid deferred offering costs			476,179
Shares issuance to settle shareholder's debt			$ 234,000